Private Placement	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOOD WORKS ACQUISITION CORP. [Member]
Private Placement
Note
5
 – Private Placement
On October 22, 2020, simultaneously with the
closing
of the Public Offering, the Anchor Investors purchased an aggregate of 228,000 Private Units at a price of $10.00 per Private Unit, for an aggregate purchase price of $2,280,000, in a private placement that occurred simultaneously with the closing of the Public Offering.
Each
Private Unit consists of one share of common stock (“Private Share”) and one-half
of one warrant
(“Private Warrant”). Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment. The proceeds from the Private Units were added to the proceeds from the Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

Note 4
—
Private Placement
On October
22, 2020, simultaneously with the closing of the Public Offering, the Anchor Investors purchased an aggregate of
228,000
Private Units at a price of $
10.00
per Private Unit, for an aggregate purchase price of $
2,280,000
, in a private placement that occurred simultaneously with the closing of the Public Offering.
Each Private Unit consists of one share of common stock (“Private Share”) and one-half of
one warrant (“Private Warrant”).
Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $
11.50
per share, subject to adjustment. The proceeds from the Private Units were added to the proceeds from the Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).